8. STOCK OPTIONS AND WARRANTS: Schedule of weighted average assumptions used to estimate the fair value of finder's warrants (Tables)	12 Months Ended
Sep. 30, 2022
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of finder's warrants

The weighted average assumptions used to estimate the fair value of finder’s warrants for the years ended September 30, 2022, 2021 and 2020 were as follows:

	2022	2021	2020
Risk-free interest rate	n/a	1.09%	1.58%
Expected life	n/a	2 years	1 year
Expected volatility	n/a	120.96%	110.77%
Expected dividend yield	n/a	nil	nil